Stock-Based Compensation - Summary of Stock Options Available for Grant (Detail) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Available for Grant, Beginning balance	28,418,808	24,754,902
Granted	(1,179,994)	(1,410,560)
New Shares Authorized		5,000,000
Forfeitures Available for Re-grant		74,466
Shares Available for Grant, Ending balance	27,238,814	28,418,808